Reconciliation of Financial Statements to Form 5500 - Narrative (Details) - EBP 075 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net income per Form 5500	$ 1,292,230
Form 5500, increase in net assets available for benefits	$ 8,768